Working capital - Analysis of expected credit loss allowance for doubtful debts (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of trade and other receivables [line items]
Balance at beginning of the year	$ (5,775)
Balance at end of the year	(6,965)	$ (5,775)
Accumulated impairment | Trade receivables
Disclosure of trade and other receivables [line items]
Balance at beginning of the year	95	112	$ 143
Exchange differences	1	(3)	(10)
Income statement charge/(release)	27	8	(4)
Utilised	(24)	(22)	(17)
Balance at end of the year	$ 99	$ 95	$ 112